Inventories (Details) - HKD HKD in Thousands	Dec. 31, 2015	Dec. 31, 2014
Inventory [Line Items]
Raw materials	HKD 33,049	HKD 28,298
Work in progress	43,432	40,658
Finished goods	28,740	27,074
Inventory, Net	HKD 105,221	HKD 96,030